Cash and cash equivalent (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalent [Abstract]
Schedule of components of cash
	December 31,
	2021	2022
Denominated in NIS	72,190	37,812
Denominated in USD	753,320	639,318
Denominated in GBP	23,651	2,643
Denominated in euro	3,289	4,176
Denominated in CHF	1,095	1,380
Other	81	33
	853,626	685,362